Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense and Operating Lease Asset and Liabilities

The components of lease expense were as follows for the three and six-months ended June 30, 2025 and 2024:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$31,468	$-	$53,021	$-
Other short-term lease cost	30,667	8,851	63,668	10,651
Total lease cost	$62,135	$8,851	$116,689	$10,651

The following table summarizes the operating lease asset and liabilities recorded as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Operating lease right-of-use asset, gross	$824,314	$331,478
Accumulated amortization	(55,227)	(23,586)
Operating lease right-of-use asset, net	769,087	307,892

Short-term operating lease liabilities	132,091	36,225
Long-term operating lease liabilities	649,718	265,413
Total operating lease liabilities	$781,809	$301,638

Weighted average operating lease term	4.66 years	4.75 years
Weighted average operating lease discount rate	9.55%	11.83%

The components of lease expense were as follows for the year ended December 31, 2024:

Operating lease cost (cost resulting from lease payments)	$43,106
Short-term lease cost	31,470
Variable lease cost (cost excluded from lease payments)	3,536
Total lease cost	$78,112

Supplemental cash flow information related to leases is as follows for the year ended December 31, 2024:

Operating lease - Operating cash flows (fixed payments)	$14,103
Operating lease - Operating cash flows (liability reduction)	$(5,417)
Operating lease - Change in ROU asset	$23,586
New lease liabilities - Operating lease	$324,426
New ROU asset - Operating lease	$331,478

The following table summarizes the operating lease asset and liabilities recorded at December 31, 2024:

Operating lease right-of-use asset	$307,892
Operating lease liability, current portion	$36,225
Operating lease liability, less current portion	265,413
Total operating lease liabilities	$301,638
Weighted-average remaining operating lease term	4.75 years
Weighted-average operating lease discount rate	11.83%

Schedule of Future Minimum Lease Commitments

The following table summarizes future minimum lease commitments as of June 30, 2025:

Year ending December 31,	Operating Leases
2025 (remaining 6 months)	$99,577
2026	200,462
2027	207,783
2028	215,950
2029	197,905
Thereafter	42,436
Total lease payments	964,113
Less: imputed interest	(182,304)
Present value of lease liabilities	$781,809

The following table summarizes future minimum lease commitments at December 31, 2024:

Year ending December 31,
2025	$57,680
2026	88,462
2027	91,116
2028	93,850
2029	72,142
Total lease payments	403,250
Less: imputed interest	101,612
Total lease liabilities	$301,638